Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jan. 01, 2018
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 78,172	$ 78,172	$ 78,172	$ 78,200
Amortization expense for intangible assets	3,400	3,400
Ecommerce
Goodwill And Intangible Assets [Line Items]
Goodwill	72,200	72,200		72,200
TDA
Goodwill And Intangible Assets [Line Items]
Goodwill	4,200	4,200		4,200
Wholesale
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,800	$ 1,800		$ 1,800